Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2017	Dec. 31, 2016
STOCKHOLDERS' EQUITY
Common Stock, shares par value	$ 0.001
Common Stock, shares authorized	100,000,000
Common Stock, shares issued	41,828,952
Common Stock, shares outstanding	41,828,952
Common Series A [Member]
STOCKHOLDERS' EQUITY
Common Stock, shares par value	$ 0.0001	$ 0.0001
Common Stock, shares authorized	600,000	600,000
Common Stock, shares issued	139,309	109,812
Common Stock, shares outstanding	139,309	109,812
Common Series B [Member]
STOCKHOLDERS' EQUITY
Common Stock, shares par value	$ 0.0001	$ 0.0001
Common Stock, shares authorized	400,000	400,000
Common Stock, shares issued	0	0
Common Stock, shares outstanding	0	0